Consolidated Balance Sheets - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Jul. 05, 2015	Sep. 28, 2014	Sep. 29, 2013	Sep. 30, 2012
Current assets:
Cash and cash equivalents	$ 472	$ 237	$ 257	$ 190	$ 290	$ 89
Short-term investments - available-for-sale securities	153	155		553
Restricted cash	123	127		109
Accounts receivable	319	218		198
Merchandise inventories	523	500		441
Prepaid expenses and other current assets	147	108		97
Deferred income taxes	188	199		168
Total current assets	1,925	1,544		1,756
Property and equipment, net of accumulated depreciation and amortization	3,376	3,163		2,923
Long-term investments - available-for-sale securities	0	63		120
Goodwill	710	710		708
Intangible assets, net of accumulated amortization	76	79		81
Deferred income taxes	143	144		132
Other assets	45	38		24
Total assets	6,275	5,741		5,744
Current liabilities:
Current installments of long-term debt and capital lease obligations	3	3
Accounts payable	292	295		276
Accrued payroll, bonus and other benefits due team members	409	436		379
Dividends payable	43	45		43
Other current liabilities	577	473		557
Total current liabilities	1,324	1,252		1,257
Long-term debt and capital lease obligations, less current installments	1,049	62
Deferred lease liabilities	626	587		548
Other long-term liabilities	91	71		66
Total liabilities	3,090	1,972		1,931
Commitments and contingencies
Shareholders’ equity:
Common stock, no par value, 1,200 shares authorized; 377.0 and 377.1 shares issued; 318.8 and 348.9 shares outstanding at 2016 and 2015, respectively	2,924	2,904		2,863
Common stock in treasury, at cost, 58.2 and 28.2 shares at 2016 and 2015, respectively	(2,014)	(1,124)		(711)
Accumulated other comprehensive loss	(29)	(28)		(7)
Retained earnings	2,304	2,017		1,668
Total shareholders’ equity	3,185	3,769		3,813	$ 3,878	$ 3,802
Total liabilities and shareholders’ equity	$ 6,275	$ 5,741		$ 5,744